December 1, 2023

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Allspring Funds Trust
Registration Statement on Form N-14
File Number: 333-xxxx

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Allspring Funds Trust (the “Trust”). This filing relates to the acquisition of the assets of:

■	Allspring C&B Mid Cap Value Fund, a series of the Trust, by and in exchange for shares of Allspring Special Mid Cap Value Fund, a series of the Trust;

■	Allspring Growth Balanced Fund, a series of the Trust, by and in exchange for shares of Allspring Asset Allocation Fund, a series of the Trust;

■	Allspring Moderate Balanced Fund, a series of the Trust, by and in exchange for shares of Allspring Spectrum Moderate Growth Fund, a series of the Trust;

■	Allspring Small Cap Fund, a series of the Trust, by and in exchange for shares of Allspring Small Company Value Fund, a series of the Trust.

At this time, the Registrant respectfully requests an effective date of January 2, 2024 pursuant to Rule 488 under the Securities Act.

No registration fee is being paid at the time of filing because the Trust has previously filed an election under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

Any questions or comments with respect to this filing may be directed to the undersigned at (857) 990-1101.

Very truly yours,

/s/ Maureen Towle

Maureen Towle, Esq.
Allspring Legal Department

Enclosures